COMPREHENSIVE LOSS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Unrealized holding gains/losses	$ (5,079)	$ 2,433	$ (7,276)	$ (4,705)	$ (7,413)	$ 39,674
Income tax benefit	1,778	(850)	2,547	1,648	2,596	(13,887)
Unrealized (loss) gain on investments, net of tax	$ (3,301)	$ 1,583	$ (4,729)	$ (3,057)	$ (4,817)	$ 25,787	$ 20,356	$ 15,627